Prepayments (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Current prepayments [abstract]
Prepaid expenses	$ 347,052	$ 612,832
Advances to suppliers	65,630,203	46,659,321
Total	$ 65,977,255	$ 47,272,153